SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SIGNIFICANT OF SEGMENT EXPENSES AND OTHER SEGMENT ITEMS

Significant segment expenses include salaries and payroll, legal fees, stock based compensation, audit costs, contract services, rent, and other administrative expenses. The measurement of segment assets is reported on the consolidated balance sheets as total assets. The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM.

	For the Three Months Ended March 31, 2025	For the Three Months Ended March 31, 2024
Revenues	$-	$-
Cost of Goods Sold	-	-
Gross Profit	-	-

Operating Expenses
Salaries and Payroll Expenses	178,000	48,500
Legal Fees	3,266	102,248
Stock-based compensation	313,000	94,300
Investor relations	120,151	418
Audit Costs	38,000	17,750
Contract Services	94,605	-
Rent	4,965	4,670
Other operating expenses	105,050	45,949
Total Operating Expenses	857,037	313,835
Loss (Income) from Operations	(857,037)	(313,835)
Interest Income and Other (Expenses), net	(607)	328
Net loss before Income Tax	$(857,644)	$(313,507)

Significant segment expenses include salaries and payroll, legal fees, stock based compensation, audit costs, contract services, rent, and other administrative expenses. The measurement of segment assets is reported on the consolidated balance sheets as total assets. The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM.

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Revenues	$-	$-
Cost of Goods Sold	-	-
Gross Profit	-	-

Operating Expenses
Salaries and Payroll Expenses	459,580	152,700
Legal Fees	278,248	193,945
Stock-based compensation	1,246,182	378,559
Audit Costs	48,730	42,500
Contract Services	401,166	-
Rent	19,261	17,186
Other operating expenses	305,564	142,836
Total Operating Expenses	2,758,731	927,726
Loss (Income) from Operations	(2,758,731)	(927,726)
Interest Income and Other (Expenses), net	1,044	7,308
Net loss before Income Tax	$(2,757,687)	$(920,418)